UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2007

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Gold & Special                                                and
      Minerals Fund                                              Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT                         [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     5.1%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          4.8
--------------------------------------------------------------------------------
Goldcorp, Inc.                                                              4.8
--------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                                          4.6
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                 4.6
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                                           3.5
--------------------------------------------------------------------------------
Kinross Gold Corp.                                                          3.5
--------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR                           3.4
--------------------------------------------------------------------------------
Lonmin plc                                                                  3.2
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               3.0

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United States/Canada                                                       56.3%
Latin America                                                              13.7
Asia                                                                       12.2
Middle East/Africa                                                         10.1
Europe                                                                      7.7

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/19/83. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                  11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING      ENDING              EXPENSES
                              ACCOUNT        ACCOUNT             PAID DURING
                              VALUE          VALUE               6 MONTHS ENDED
ACTUAL                        JULY 1, 2007   DECEMBER 31, 2007   DECEMBER 31, 2007
-----------------------------------------------------------------------------------
Class A                       $1,000.00      $1,186.90           $ 5.69
-----------------------------------------------------------------------------------
Class B                        1,000.00       1,182.40            10.16
-----------------------------------------------------------------------------------
Class C                        1,000.00       1,182.50            10.00
-----------------------------------------------------------------------------------
Class N                        1,000.00       1,185.00             7.68

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------
Class A                        1,000.00       1,020.01             5.26
-----------------------------------------------------------------------------------
Class B                        1,000.00       1,015.93             9.39
-----------------------------------------------------------------------------------
Class C                        1,000.00       1,016.08             9.24
-----------------------------------------------------------------------------------
Class N                        1,000.00       1,018.20             7.10

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       1.03%
------------------------
Class B       1.84
------------------------
Class C       1.81
------------------------
Class N       1.39

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
--------------------------------------------------------------------------------


                  12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
ENERGY--4.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
KNM Group Berhad                                    1,000,000     $   2,305,956
--------------------------------------------------------------------------------
Transocean, Inc.                                        5,000           715,750
--------------------------------------------------------------------------------
Willbros Group, Inc. 1                                220,000         8,423,800
                                                                ----------------
                                                                     11,445,506

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.7%
Alpha Natural
Resources, Inc. 1                                     100,000         3,248,000
--------------------------------------------------------------------------------
Cameco Corp.                                          525,100        20,904,231
--------------------------------------------------------------------------------
Denison Mines Corp. 1                               1,630,000        14,581,103
--------------------------------------------------------------------------------
Pan Orient Energy Corp. 1                                 700            10,678
--------------------------------------------------------------------------------
Sasol Ltd.,
Sponsored ADR                                         395,000        19,540,650
--------------------------------------------------------------------------------
Uranium One, Inc. 1                                 1,937,255        17,212,680
                                                                ----------------
                                                                     75,497,342

--------------------------------------------------------------------------------
INDUSTRIALS--0.9%
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.4%
Ausenco Ltd.                                          600,000         7,962,920
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Solaria Energia y
Medio Ambiente SA 1                                   230,000         7,129,843
--------------------------------------------------------------------------------
Suntech Power
Holdings Co. Ltd., ADR 1                               15,000         1,234,800
                                                                ----------------
                                                                      8,364,643

--------------------------------------------------------------------------------
MACHINERY--0.1%
Lupatech SA                                            40,000         1,343,909
--------------------------------------------------------------------------------
MATERIALS--93.7%
--------------------------------------------------------------------------------
CHEMICALS--2.1%
Agrium, Inc.                                          240,000        17,330,400
--------------------------------------------------------------------------------
Franco-Nevada Corp. 1                                 200,000         3,048,903
--------------------------------------------------------------------------------
Migao Corp. 1                                         140,000         1,631,314
--------------------------------------------------------------------------------
Neo Materials
Technologies, Inc. 1                                1,520,000         7,678,004
--------------------------------------------------------------------------------
Umicore                                                60,000        14,771,512
                                                                ----------------
                                                                     44,460,133

                                                       SHARES             VALUE
-------------------------------------------------------------------------------
METALS & MINING--91.6%
Aditya Birla
Minerals Ltd. 1                                     4,100,000     $   8,106,405
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd.                                          1,902,100       103,911,723
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                 2,606,800        14,505,538
--------------------------------------------------------------------------------
Albidon Ltd., CDI 1                                   210,838           578,422
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                   230,000        33,975,094
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd.,
Sponsored ADR                                       1,015,000        43,452,150
--------------------------------------------------------------------------------
Apex Silver Mines Ltd. 1                            1,185,000        18,059,400
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                              2,749,623        31,404,063
--------------------------------------------------------------------------------
Aurelian Resources, Inc. 1                          1,100,000         8,478,567
--------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                                1,490,000         5,802,274
--------------------------------------------------------------------------------
Avoca Resources Ltd. 1                              1,300,000         2,719,710
--------------------------------------------------------------------------------
Barrick Gold Corp.                                  2,346,815        98,683,571
--------------------------------------------------------------------------------
BHP Billiton Ltd.,
Sponsored ADR                                         110,000         7,704,400
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 1                                     677,780        25,091,416
--------------------------------------------------------------------------------
Centamin Egypt Ltd. 1                               2,300,000         2,694,294
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                               2,791,400        35,306,800
--------------------------------------------------------------------------------
Central African Mining
& Exploration Co. plc 1                            10,600,000         8,055,201
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                130,000        13,104,000
--------------------------------------------------------------------------------
Companhia de Minas
Buenaventura SA,
Sponsored ADR                                       1,235,900        69,951,940
--------------------------------------------------------------------------------
Companhia Siderurgica
Nacional SA                                           240,000        21,557,720
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR                                       1,700,000        55,539,000
--------------------------------------------------------------------------------
Consolidated Thompson
Iron Mines Ltd. 1                                     300,000         1,928,960
--------------------------------------------------------------------------------
Crew Gold Corp. 1                                   1,000,000         1,670,356
--------------------------------------------------------------------------------
Detour Gold Corp. 1                                    60,000           734,152
--------------------------------------------------------------------------------
Dominion Mining Ltd.                                2,750,000        13,350,833
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1,2                             4,646,000        27,255,162
--------------------------------------------------------------------------------
Equigold NL                                         3,500,000        12,125,733
--------------------------------------------------------------------------------
Equinox Minerals Ltd. 1                               910,000         4,999,598


                  13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
METALS & MINING Continued
FerroChina Ltd.                                     9,385,000   $    11,851,403
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                         364,400        31,192,904
--------------------------------------------------------------------------------
Franco-Nevada Corp. 1                                 250,000         3,811,129
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc., Cl. B                            920,000        94,244,800
--------------------------------------------------------------------------------
General Moly, Inc. 1                                  200,000         2,334,000
--------------------------------------------------------------------------------
Gindalbie Metals Ltd. 1                             1,575,884         1,642,713
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR                                       1,615,400        22,938,680
--------------------------------------------------------------------------------
Goldcorp, Inc.                                      2,893,068        98,161,797
--------------------------------------------------------------------------------
Harmony Gold Mining
Co. Ltd., Sponsored ADR 1                             750,000         7,732,500
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1                                        4,500,000        12,859,730
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1,3                                        470,000         1,343,127
--------------------------------------------------------------------------------
IAMGOLD Corp.                                       3,002,300        24,318,630
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                       1,807,352        62,320,374
--------------------------------------------------------------------------------
Industrias Penoles
SA de CV                                              315,900         6,656,180
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                2,903,100        31,150,263
--------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                                5,306,166         6,006,969
--------------------------------------------------------------------------------
Jaguar Mining, Inc. 1                               1,709,500        20,796,795
--------------------------------------------------------------------------------
Katanga Mining Ltd. 1                               1,070,000        17,797,444
--------------------------------------------------------------------------------
Kingsgate
Consolidated Ltd. 1                                   800,000         3,248,085
--------------------------------------------------------------------------------
Kinross Gold Corp. 1,4                              3,858,890        71,003,576
--------------------------------------------------------------------------------
Kinross Gold Corp. 1,4                                800,460        14,739,805
--------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                   9,394,667        29,397,863
--------------------------------------------------------------------------------
Lonmin plc                                          1,084,676        66,638,436
--------------------------------------------------------------------------------
Merafe Resources Ltd. 1                            16,601,776         5,681,465
--------------------------------------------------------------------------------
Mercator Minerals Ltd. 1                            1,859,000        16,966,321
--------------------------------------------------------------------------------
Metallica Resources, Inc. 1                         3,320,000        17,839,404
--------------------------------------------------------------------------------
Metorex Ltd. 1                                      3,239,970        10,290,789
--------------------------------------------------------------------------------
Mincor Resources NL                                 2,000,000         7,304,882

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
METALS & MINING Continued
Minefinders Corp. Ltd. 1                              260,000   $     2,935,399
--------------------------------------------------------------------------------
MMX Mineracao
e Metalicos SA 1                                       94,800        50,189,806
--------------------------------------------------------------------------------
Murchison Metals Ltd. 1                             4,200,000        12,648,682
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                1,615,880        46,488,844
--------------------------------------------------------------------------------
Newmont Mining
Corp. (Holding Co.)                                 1,940,105        94,735,327
--------------------------------------------------------------------------------
Norsk Hydro AS,
Sponsored ADR                                         800,000        11,160,000
--------------------------------------------------------------------------------
Pan American Silver Corp. 1                           818,541        28,591,637
--------------------------------------------------------------------------------
Pan Australian
Resources Ltd. 1                                   17,395,455        14,906,557
--------------------------------------------------------------------------------
Perilya Ltd.                                        2,405,665         5,523,193
--------------------------------------------------------------------------------
Randgold Resources
Ltd., ADR                                           1,300,000        48,269,000
--------------------------------------------------------------------------------
Sally Malay Mining Ltd.                             4,036,492        18,734,587
--------------------------------------------------------------------------------
Seabridge Gold, Inc. 1                                400,000        11,776,000
--------------------------------------------------------------------------------
Silvercorp Metals, Inc.                             1,860,000        17,555,645
--------------------------------------------------------------------------------
Sino Gold Mining Ltd. 1                             3,370,000        20,358,185
--------------------------------------------------------------------------------
Sino Gold Mining Ltd. 1                               630,000         3,805,833
--------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                 1,750,000         9,103,944
--------------------------------------------------------------------------------
Thompson Creek
Metals Co. 1                                        2,110,000        36,051,318
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                   5,589,000        72,491,658
--------------------------------------------------------------------------------
Zinifex Ltd.                                          700,000         7,534,504
                                                                ----------------
                                                                  1,883,876,665
                                                                ----------------
Total Common Stocks
(Cost $1,539,548,063)                                             2,032,951,118


                  14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                        UNITS             VALUE
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
High River Gold Mines
Ltd. Wts., Exp 11/8/10 1                              235,000   $       137,150
--------------------------------------------------------------------------------
Jiutian Chemical Group
Ltd. Wts., Exp 10/15/10 1                           3,100,000           322,585
--------------------------------------------------------------------------------
Nevsun Resources Ltd.
Wts., Exp. 12/19/08 1                                  70,000             1,083
                                                                ----------------
Total Rights, Warrants
and Certificates
(Cost $117,814)                                                         460,818

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--0.6%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.03% 2,5
(Cost $11,933,949)                                 11,933,949   $    11,933,949
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,551,599,826)                                    99.4%    2,045,345,885
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.6        11,644,457
                                                 -------------------------------
NET ASSETS                                              100.0%  $ 2,056,990,342
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES           GROSS            GROSS               SHARES
                              JUNE 30, 2007       ADDITIONS       REDUCTIONS    DECEMBER 31, 2007
--------------------------------------------------------------------------------------------------
Eldorado Gold Corp.               4,026,000         620,000               --            4,646,000
Oppenheimer Institutional
Money Market Fund, Cl. E         11,900,939     272,791,442      272,758,432           11,933,949

                                                                                         DIVIDEND
                                                                       VALUE               INCOME
--------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                             $ 27,255,162         $         --
Oppenheimer Institutional Money Market Fund, Cl. E                11,933,949              260,145
                                                                ----------------------------------
                                                                $ 39,189,111         $    260,145
                                                                ==================================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,343,127 or 0.07% of the Fund's net assets as of December 31, 2007.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Rate shown is the 7-day yield as of December 31, 2007.


                  15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                      CONTRACT
                                        AMOUNT     EXPIRATION                   UNREALIZED
CONTRACT DESCRIPTION            BUY     (000S)           DATE         VALUE   DEPRECIATION
------------------------------------------------------------------------------------------
Australian Dollar (AUD)         Buy        216AUD      1/2/08   $   189,623   $         50
Euro (EUR)                      Buy      1,059EUR      1/4/08     1,546,190         12,424
                                                                              ------------
Total unrealized depreciation                                                 $     12,474
                                                                              ============

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                         VALUE   PERCENT
------------------------------------------------------------
Canada                            $   896,725,329      43.8%
United States                         256,467,492      12.5
South Africa                          205,931,702      10.1
Australia                             203,445,751      10.0
Brazil                                128,630,435       6.3
United Kingdom                         74,693,637       3.7
Peru                                   69,951,940       3.4
Bermuda                                49,201,507       2.4
Jersey, Channel Islands                48,269,000       2.4
Papua New Guinea                       29,397,863       1.4
Cayman Islands                         18,775,150       0.9
Belgium                                14,771,512       0.7
Singapore                              12,173,988       0.6
Norway                                 11,160,000       0.5
Panama                                  8,423,800       0.4
Spain                                   7,129,843       0.4
Mexico                                  6,656,180       0.3
Malaysia                                2,305,956       0.1
China                                   1,234,800       0.1
                                  --------------------------
Total                             $ 2,045,345,885     100.0%
                                  ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2007
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,520,287,630)                                      $  2,006,156,774
Affiliated companies (cost $31,312,196)                                                 39,189,111
                                                                                  -----------------
                                                                                     2,045,345,885
---------------------------------------------------------------------------------------------------
Cash                                                                                     5,033,317
---------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $571,560)                                                   627,880
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                      15,900,358
Dividends                                                                                  773,232
Other                                                                                       41,677
                                                                                  -----------------
Total assets                                                                         2,067,722,349

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                       12,474
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                    5,297,353
Shares of beneficial interest redeemed                                                   3,826,010
Distribution and service plan fees                                                       1,136,298
Transfer and shareholder servicing agent fees                                              278,137
Trustees' compensation                                                                     108,418
Shareholder communications                                                                   8,664
Other                                                                                       64,653
                                                                                  -----------------
Total liabilities                                                                       10,732,007

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $  2,056,990,342
                                                                                  =================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                   $  1,538,154,588
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                        (49,104,279)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          74,196,997
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                          493,743,036
                                                                                  -----------------
NET ASSETS                                                                        $  2,056,990,342
                                                                                  =================


                  17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,495,925,043
and 42,054,100 shares of beneficial interest outstanding)                                           $ 35.57
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $ 37.74
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $168,733,209 and 4,953,883 shares of
beneficial interest outstanding)                                                                    $ 34.06
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $345,318,184 and 10,168,841 shares
of beneficial interest outstanding)                                                                 $ 33.96
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,013,906 and 1,349,304 shares of
beneficial interest outstanding)                                                                    $ 34.84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2007
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $461,292)                   $     7,420,822
Affiliated companies                                                                            260,145
--------------------------------------------------------------------------------------------------------
Interest                                                                                         69,656
--------------------------------------------------------------------------------------------------------
Other income                                                                                     11,521
                                                                                        ----------------
Total investment income                                                                       7,762,144

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                               5,701,725
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       1,447,706
Class B                                                                                         782,922
Class C                                                                                       1,458,111
Class N                                                                                          94,315
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         929,002
Class B                                                                                         144,413
Class C                                                                                         216,175
Class N                                                                                          44,846
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      47,566
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           14,868
--------------------------------------------------------------------------------------------------------
Other                                                                                            60,900
                                                                                        ----------------
Total expenses                                                                               10,942,549
Less reduction to custodian expenses                                                            (10,075)
Less waivers and reimbursements of expenses                                                      (4,947)
                                                                                        ----------------
Net expenses                                                                                 10,927,527

--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (3,165,383)

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies (net of foreign capital gains tax of $14,885)
(including premiums on options exercised)                                                    92,951,964
Closing and expiration of option contracts written                                              512,738
Foreign currency transactions                                                                12,834,688
                                                                                        ----------------
Net realized gain                                                                           106,299,390
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                 156,387,601
Translation of assets and liabilities denominated in foreign currencies                      12,634,437
                                                                                        ----------------
Net change in unrealized appreciation                                                       169,022,038

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   272,156,045
                                                                                        ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                     DECEMBER 31, 2007          JUNE 30,
                                                                                           (UNAUDITED)              2007
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $      (3,165,383)  $    (5,163,348)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                          106,299,390        68,207,878
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                      169,022,038       172,523,964
                                                                                     ------------------------------------
Net increase in net assets resulting from operations                                       272,156,045       235,568,494

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                    (29,426,888)       (3,459,581)
Class B                                                                                     (2,317,956)               --
Class C                                                                                     (5,364,363)               --
Class N                                                                                       (835,576)          (56,341)
                                                                                     ------------------------------------
                                                                                           (37,944,783)       (3,515,922)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                    (57,425,037)      (93,003,541)
Class B                                                                                     (6,879,439)      (16,788,759)
Class C                                                                                    (13,958,643)      (22,947,025)
Class N                                                                                     (1,818,825)       (2,835,580)
                                                                                     ------------------------------------
                                                                                           (80,081,944)     (135,574,905)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                    379,950,132       350,176,674
Class B                                                                                     14,425,168        24,302,425
Class C                                                                                     93,438,869        76,262,867
Class N                                                                                     15,198,047         8,950,258
                                                                                     ------------------------------------
                                                                                           503,012,216       459,692,224

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                             657,141,534       556,169,891
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      1,399,848,808       843,678,917
                                                                                     ------------------------------------
End of period (including accumulated net investment loss
of $49,104,279 and $7,994,113, respectively)                                         $   2,056,990,342   $ 1,399,848,808
                                                                                     ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                                ENDED
                                    DECEMBER 31, 2007                                                         YEAR ENDED JUNE 30,
CLASS A                                   (UNAUDITED)               2007           2006         2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                              $           31.81        $     29.15      $   18.27    $   16.89      $   13.79     $   13.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     (.03) 1            (.08) 1        (.06) 1      (.03) 1        (.07) 1        .07
Net realized and unrealized gain                 6.03               7.22          12.12         2.79           4.37 1         .50
                                    ------------------------------------------------------------------------------------------------
Total from investment operations                 6.00               7.14          12.06         2.76           4.30           .57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                           (.76)              (.16)            --         (.43)          (.75)         (.15)
Distributions from net realized
gain                                            (1.48)             (4.32)         (1.18)        (.95)          (.45)           --
                                    ------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   (2.24)             (4.48)         (1.18)       (1.38)         (1.20)         (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $           35.57        $     31.81      $   29.15    $   18.27      $   16.89     $   13.79
                                    ================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                         18.69%             25.97%         68.01%       16.49%         29.93%         4.35% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                          $       1,495,925        $ 1,003,705      $ 582,745    $ 232,702      $ 206,696     $ 131,183
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $       1,265,205        $   752,592      $ 390,347    $ 232,401      $ 195,859     $ 128,266
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                    (0.15)%            (0.26)%        (0.26)%      (0.18)%        (0.40)%        0.46%
Total expenses                                   1.03% 5,6,7        1.10% 5,6      1.18% 7      1.26% 7,8      1.27% 7,8     1.40% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            52%                46%           152%          81%           108%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended December 31, 2007            1.03%
       Year Ended June 30, 2007                      1.10%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                                ENDED
                                    DECEMBER 31, 2007                                                         YEAR ENDED JUNE 30,
CLASS B                                   (UNAUDITED)               2007           2006         2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                              $           30.44        $     28.13      $   17.80    $   16.48      $   13.50     $   13.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                              (.16) 1            (.30) 1        (.25) 1      (.17) 1        (.21) 1       (.01)
Net realized and unrealized gain                 5.76               6.93          11.76         2.71           4.28 1         .47
                                    ------------------------------------------------------------------------------------------------
Total from investment operations                 5.60               6.63          11.51         2.54           4.07           .46
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                           (.50)                --             --         (.27)          (.64)         (.06)
Distributions from net realized
gain                                            (1.48)             (4.32)         (1.18)        (.95)          (.45)           --
                                    ------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   (1.98)             (4.32)         (1.18)       (1.22)         (1.09)         (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $           34.06        $     30.44      $   28.13    $   17.80      $   16.48     $   13.50
                                    ================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                         18.24%             24.97%         66.67%       15.56%         28.91%         3.57% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                          $         168,733        $   138,568      $ 104,543    $  60,391      $  56,502     $  41,426
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $         155,888        $   121,560      $  81,043    $  60,427      $  57,639     $  38,243
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                             (0.95)%            (1.05)%        (1.06)%      (0.96)%        (1.19)%       (0.34)%
Total expenses                                   1.84% 5            1.90% 5        2.00%        2.04%          2.06%         2.18%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                         1.84%              1.90%          1.99%        2.04%          2.06%         2.18%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            52%                46%           152%          81%           108%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended December 31, 2007            1.84%
       Year Ended June 30, 2007                      1.90%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                           SIX MONTHS
                                                ENDED
                                    DECEMBER 31, 2007                                                         YEAR ENDED JUNE 30,
CLASS C                                   (UNAUDITED)               2007           2006         2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                              $           30.41        $     28.10      $   17.77    $   16.47      $   13.51     $   13.11
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     (.16) 1            (.30) 1        (.24) 1      (.16) 1        (.20) 1        .09
Net realized and unrealized gain                 5.76               6.93          11.75         2.71           4.27 1         .38
                                    ------------------------------------------------------------------------------------------------
Total from investment operations                 5.60               6.63          11.51         2.55           4.07           .47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                           (.57)                --             --         (.30)          (.66)         (.07)
Distributions from net realized
gain                                            (1.48)             (4.32)         (1.18)        (.95)          (.45)           --
                                    ------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   (2.05)             (4.32)         (1.18)       (1.25)         (1.11)         (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $           33.96        $     30.41      $   28.10    $   17.77      $   16.47     $   13.51
                                    ================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                         18.25%             25.00%         66.79%       15.64%         28.90%         3.63% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                          $         345,318        $   228,513      $ 138,279    $  57,431      $  47,810     $  25,899
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $         289,911        $   174,909      $  92,491    $  55,077      $  44,168     $  21,672
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                             (0.93)%            (1.03)%        (1.00)%      (0.91)%        (1.11)%       (0.26)%
Total expenses                                   1.81% 5            1.87% 5        1.92%        1.99%          1.99%         2.13%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                         1.81%              1.87%          1.91%        1.99%          1.99%         2.13%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            52%                46%           152%          81%           108%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended December 31, 2007            1.81%
       Year Ended June 30, 2007                      1.87%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                                ENDED
                                    DECEMBER 31, 2007                                                         YEAR ENDED JUNE 30,
CLASS N                                   (UNAUDITED)               2007           2006         2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                              $           31.18        $     28.68      $   18.03    $   16.69      $   13.68     $   13.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     (.09) 1            (.17) 1        (.13) 1      (.09) 1        (.13) 1        .01
Net realized and unrealized gain                 5.91               7.08          11.96         2.75           4.33 1         .53
                                    ------------------------------------------------------------------------------------------------
Total from investment operations                 5.82               6.91          11.83         2.66           4.20           .54
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                           (.68)              (.09)            --         (.37)          (.74)         (.17)
Distributions from net realized
gain                                            (1.48)             (4.32)         (1.18)        (.95)          (.45)           --
                                    ------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   (2.16)             (4.41)         (1.18)       (1.32)         (1.19)         (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $           34.84        $     31.18      $   28.68    $   18.03      $   16.69     $   13.68
                                    ================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                         18.50%             25.52%         67.62%       16.11%         29.40%         4.17% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                          $          47,014        $    29,063      $  18,112    $   5,893      $   3,781     $   1,419
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $          37,626        $    22,412      $  10,956    $   4,816      $   2,857     $     775
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                    (0.52)%            (0.57)%        (0.53)%      (0.51)%        (0.71)%        0.13%
Total expenses                                   1.39% 5            1.41% 5        1.44%        1.57%          1.62%         1.80%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                         1.39%              1.41%          1.44%        1.57%          1.62%         1.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            52%                46%           152%          81%           108%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended December 31, 2007            1.39%
       Year Ended June 30, 2007                      1.41%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected


                  25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                  26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of December 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2007, it is estimated that the Fund will utilize $1,103,422 of capital loss carryforward to offset realized capital gains. During the fiscal year ended June 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of June 30, 2007, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $918,829 and straddle losses of $184,593.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended


                  27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

December 31, 2007, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

          Projected Benefit Obligations Increased         $    866
          Payments Made to Retired Trustees                  8,461
          Accumulated Liability as of December 31, 2007     67,066

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                  28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED DECEMBER 31, 2007          YEAR ENDED JUNE 30, 2007
                                  SHARES                AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                          14,017,833   $       501,938,935       17,206,855   $  522,171,577
Dividends and/or
distributions reinvested       1,860,656            67,932,510        2,669,262       77,542,028
Redeemed                      (5,380,897)         (189,921,313) 1    (8,309,155)    (249,536,931) 2
                            -----------------------------------------------------------------------
Net increase                  10,497,592   $       379,950,132       11,566,962   $  350,176,674
                            =======================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                             976,125   $        33,875,432        1,581,500   $   46,083,821
Dividends and/or
distributions reinvested         226,771             7,930,192          513,925       14,353,941
Redeemed                        (800,804)          (27,380,456) 1    (1,259,415)     (36,135,337) 2
                            -----------------------------------------------------------------------
Net increase                     402,092   $        14,425,168          836,010   $   24,302,425
                            =======================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                           3,381,019   $       117,547,935        3,750,677   $  109,475,959
Dividends and/or
distributions reinvested         427,169            14,895,377          654,053       18,241,541
Redeemed                      (1,154,039)          (39,004,443) 1    (1,810,550)     (51,454,633) 2
                            -----------------------------------------------------------------------
Net increase                   2,654,149   $        93,438,869        2,594,180   $   76,262,867
                            =======================================================================


                  29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                          SIX MONTHS ENDED DECEMBER 31, 2007      YEAR ENDED JUNE 30, 2007
                                SHARES                AMOUNT        SHARES          AMOUNT
----------------------------------------------------------------------------------------------
CLASS N
Sold                           711,162   $        25,362,612       665,013   $  19,730,319
Dividends and/or
distributions reinvested        66,023             2,361,638        88,031       2,511,536
Redeemed                      (359,834)          (12,526,203) 1   (452,688)    (13,291,597) 2
                          --------------------------------------------------------------------
Net increase                   417,351   $        15,198,047       300,356   $   8,950,258
                          ====================================================================

1. Net of redemption fees of $73,308, $9,032, $16,798 and $2,180 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $54,731, $8,840, $12,720 and $1,630 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended December 31, 2007, were as follows:

                                          PURCHASES          SALES
             -----------------------------------------------------
             Investment securities   $1,389,962,825   $781,928,435

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE FOR SEPT. 1, 2007 TO DEC. 31, 2007
--------------------------------------------------------------------------------
Up to $200 million                                                         0.75%
Next $200 million                                                          0.72
Next $200 million                                                          0.69
Next $200 million                                                          0.66
Next $3.2 billion                                                          0.60
Over $4 billion                                                            0.58

FEE SCHEDULE FOR JULY 1, 2007 TO AUG. 31, 2007
--------------------------------------------------------------------------------
Up to $200 million                                                         0.75%
Next $200 million                                                          0.72
Next $200 million                                                          0.69
Next $200 million                                                          0.66
Over $800 million                                                          0.60

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2007, the Fund paid $1,221,556 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of


                  30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $2,075,210, $3,459,940 and $406,307, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                             CLASS A         CLASS B         CLASS C         CLASS N
                                             CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                                           FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                                       SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS                               RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                                    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------
December 31, 2007                           $758,767         $42,871        $110,155         $65,365         $13,717
--------------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended December 31, 2007, the Manager waived $4,947 for IMMF management fees.


                  31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6.OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                  32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written option activity for the six months ended December 31, 2007 was as follows:

                                                          CALL OPTIONS               PUT OPTIONS
                                           ---------------------------   ------------------------
                                              NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                                              CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
-------------------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2007                                        --   $         --          --   $        --
Options written                                   1,400        512,738         100        13,700
Options closed or expired                        (1,400)      (512,738)         --            --
Options exercised                                    --             --        (100)      (13,700)
                                           ------------------------------------------------------
Options outstanding as of
December 31, 2007                                    --   $         --          --   $        --
                                           ======================================================

--------------------------------------------------------------------------------
7.RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  35 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------
account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Shanquan Li, the portfolio manager for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end and no-load gold-oriented funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, and ten-year performance were better than its peer group median. However its five-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other gold-oriented funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                  36 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule. Effective September 1, 2007, the Fund pays the Manager at the following annual rates that decline as the Fund's assets grow: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million of average annual net assets, 0.69% of the next $200 million of average annual net assets, 0.66% of the next $200 million of average annual net assets, 0.60% of the next $3.2 billion of average annual net assets and 0.58% of average annual net assets in excess of $4.0 billion.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  37 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008